[LOGO OF EATON     Investing
 VANCE APPEARS     for the                              [PICUTRE OF THE STATUE
    HERE]          21st                                   OF LIBERTY APPEARS
                   Century                                       HERE]



                        Semiannual Report June 30, 1997

   [PICTURE OF
 FEDERAL BUILDING                      EV
  APPEARS HERE]
                                  TRADITIONAL

                                  GOVERNMENT

                                  OBLIGATIONS

                                     FUND



                                                           T r a d i t i o n a l

                                  Eaton Vance

                     Global Management-Global Distribution


[PICTURE OF AMERICAN FLAG
     APPEARS HERE]

EV Traditional Government Obligations Fund as of June 30, 1997

INVESTMENT UPDATE

[PHOTOGRAPH OF SUSAN SCHIFF APPEARS HERE]

Susan Schiff,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
The Economy

 . Interest rates moved modestly higher during the six months ended June 30. For example, three-year Treasury bond yields rose from 6.01% on December 31 to 6.21% on June 30. However, recent data have reassured investors that inflation does not pose an imminent threat.

 .  Not surprisingly, in a somewhat defensive market, mortgage-backed securities
   (MBS) slightly outperformed Treasuries. Yield spreads - the yield differential of mortgage securities over similar maturity Treasury bonds - narrowed by around 15 basis points (.15%) during the period, according to Bloomberg Financial.

 . Prepayment rates - the rate at which homeowners prepay their mortgages - increased slightly for generic MBS during the period, as homeowners moved to refinance before interest rates rose further.

 . Predictably, the story was different for seasoned mortgages - the investment universe of the Fund. Prepayment rates were little changed, reflecting the relative insensitivity of these mortgages to changes in interest rates.

The Fund
--------------------------------------------------------------------------------
   Performance for the Past Six Months

 . The Fund's total return was 2.8% for the six months ended June 30, 1997,/1/ the result of a decline in net asset value per share from $10.68 on December 31, 1996 to $10.57 on June 30, 1997, and the reinvestment of $0.404 in dividends. Based on its $10.57 net asset value on June 30, the Fund had a distribution rate of 7.7%.

 . In comparison, the Lehman Government/Corporate Index/2/ - an unmanaged index of U.S. government and corporate bond issues - had a total return of 2.7% during the same period.

 . Within its competitive universe, the Fund performed generally in line with the 2.6% average return of 97 Short/Intermediate Government Bond funds as monitored by Lipper Analytical Services, Inc./3/

   Management Discussion

 .  The majority (57%) of the Portfolio's investments were seasoned low-coupon
   MBS. These low interest rate mortgages were originated in the 1960s-70s by homeowners who now have little incentive to refinance their mortgages. Therefore, they provide relatively stable cash flows.

 . Another major segment of the Portfolio (23%) was invested in seasoned high-coupon MBS. With coupons in the 12-to-16% range, these securities provide a significant yield advantage over Treasury securities with similar maturities.

 . The Fund had a duration of 2.9 years at June 30. That was slightly shorter than the Fund's 3.2-year duration at December 31, and reflected the Portfolio's more cautious market stance in the face of stronger economic data. Duration is a measure of interest rate sensitivity that factors average maturity and future cash flows.

 . The Fund benefited from continued adequate supply of seasoned mortgages within the $1 trillion mortgage securities market. Demand for seasoned paper has risen as investors look for what they consider the less sensitive securities in the U.S. mortgage market.

--------------------------------------------------------------------------------
/1/This return does not include the maximum 3.75% sales charge payable by new
   Fund shareholders.
/2/It is not possible to invest directly in the Index.
/3/It is not possible to invest directly in the Lipper category of
   Short/Intermediate Government Bond Funds.
/4/Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect maximum 3.75% sales charge.
/5/Because the Fund is actively managed, sector weightings and Portfolio
   Overview are subject to change.

Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Information
as of June 30, 1997


Performance/4/
----------------------------------------
Average Annual Total Returns
----------------------------------------
One year                            7.1%
Five years                          6.3
Ten years                           8.0


SEC Average Annual Total Returns
----------------------------------------
One year                            3.2%
Five years                          5.5
Ten years                           7.6


Diversification by Sectors/5/
----------------------------------------
By Total Investments

[PIE CHART APPEARS HERE]

Federal National Mortgage Assn.    37.4%
Federal Home Loan Mortgage Corp.   33.7
U.S. Treasuries                    15.9
Govt. National Mortgage Assn.       9.0
CMOs                                3.1
Commercial Paper                    0.9


Portfolio Overview/5/
----------------------------------------
Duration                       2.9 years
Low Coupon MBS                       57%
High Coupon MBS                      23%

EV Traditional Government Obligations Fund  as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1997
Assets
--------------------------------------------------------------------------------
Investment in Government Obligations Portfolio (Portfolio),        $286,254,745
    at value (Note 1A)(identified cost, $272,954,658)
Receivable for Fund shares sold                                         214,225
--------------------------------------------------------------------------------
Total assets                                                       $286,468,970
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                  $    838,779
Payable for Fund shares redeemed                                        290,766
Payable to affiliate for Trustees' fees (Note 5)                            842
Accrued expenses                                                        105,625
--------------------------------------------------------------------------------
Total liabilities                                                  $  1,236,012
--------------------------------------------------------------------------------

Net Assets for 26,995,312 shares of
    beneficial interest outstanding                                $285,232,958
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
 Paid-in capital                                                   $328,179,420
Accumulated net realized loss on investments
    (computed on the basis of identified cost)                      (55,348,015)
Accumulated distributions in excess of net
    investment income                                                  (898,534)
Net unrealized appreciation of investments
    from Portfolio
    (computed on the basis of identified cost)                       13,300,087
--------------------------------------------------------------------------------
Total                                                              $285,232,958
--------------------------------------------------------------------------------

Net Asset Value and Redemption
Price Per Share
--------------------------------------------------------------------------------
($285,232,958 divide 26,995,312 shares of
     beneficial interest outstanding)                              $      10.57
--------------------------------------------------------------------------------

Computation of Offering Price
--------------------------------------------------------------------------------
Offering price per share (100 divided by 96.25 of $10.57)          $      10.98
--------------------------------------------------------------------------------
On  sales of $100,000 or more, the offering price is reduced.



Statement of Operations

For the Six Months Ended
June 30, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                           $ 13,067,223
Expenses allocated from Portfolio                                    (1,228,990)
--------------------------------------------------------------------------------
Net investment income from Portfolio                               $ 11,838,233
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
    Administrator's organization (Note 5)                          $      1,652
Service fees (Note 6)                                                   357,307
Transfer and dividend disbursing agent fees                             133,811
Printing and postage                                                     52,347
Registration fees                                                        13,160
Custodian fee                                                            11,692
Legal and accounting services                                             4,222
Miscellaneous                                                            28,089
--------------------------------------------------------------------------------
Total expenses                                                     $    602,280
--------------------------------------------------------------------------------

Net investment income                                              $ 11,235,953
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $ (1,423,057)
    Financial futures contracts                                       1,294,710
--------------------------------------------------------------------------------
Net realized loss on investment transactions                       $   (128,347)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                    $ (1,802,723)
    Financial futures contracts                                      (1,229,978)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments                                                   $ (3,032,701)
--------------------------------------------------------------------------------

Net realized and unrealized loss on investments                    $ (3,161,048)
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $  8,074,905
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Government Obligations Fund  as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                           Six Months
                                           Ended
Increase (Decrease)                        June 30, 1997     Year Ended
in Net Assets                              (Unaudited)       December 31, 1996
-------------------------------------------------------------------------------
From operations --
    Net investment income                  $ 11,235,953        $ 24,676,978
    Net realized loss on                       (128,347)         (3,495,428)
       investments
    Net change in unrealized
        appreciation (depreciation)
        of investments                       (3,032,701)         (7,582,158)
-------------------------------------------------------------------------------
Net increase in net assets
    from operations                        $  8,074,905        $ 13,599,392
-------------------------------------------------------------------------------
Distributions to shareholders
(Note 2) --
    From net investment income             $(11,189,125)       $(24,581,667)
-------------------------------------------------------------------------------
Total distributions to shareholders        $(11,189,125)       $(24,581,667)
-------------------------------------------------------------------------------
Transactions in shares of
    beneficial interest (Note 3)  --
    Proceeds from sale of shares           $ 43,807,028        $ 19,913,181
    Net asset value of shares
    issued to shareholders in
    payment of distributions declared         5,085,663          11,926,517
    Cost of shares redeemed                 (63,508,924)        (77,631,807)
-------------------------------------------------------------------------------
Net decrease in net assets from Fund
    share transactions                     $(14,616,233)       $(45,792,109)
-------------------------------------------------------------------------------

Net decrease in net assets                 $(17,730,453)       $(56,774,384)
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                     $302,963,411        $359,737,795
-------------------------------------------------------------------------------
At end of period                           $285,232,958        $302,963,411
-------------------------------------------------------------------------------

Accumulated distributions in
excess of net investment
income included in net assets
-------------------------------------------------------------------------------
At end of period                           $   (898,534)       $   (945,362)
-------------------------------------------------------------------------------

                       See notes to financial statements

EV Traditional Government Obligations Fund  as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                          Six Months Ended                    Year Ended December 31,
                                                          June 30, 1997  -----------------------------------------------------------
                                                          (Unaudited)     1996        1995        1994         1993        1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                     $ 10,680      $11,020    $ 10,420     $11,480     $ 11,380     $ 11,800
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      $  0.402      $ 0.810    $  0.807     $ 0.805     $  0.919     $  0.975
Net realized and unrealized gain (loss) on investments       (0.110)      (0.340)      0.603      (1.029)       0.106       (0.388)
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                        $  0.292      $ 0.470    $  1.410     $(0.224)    $  1.025     $  0.587
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                 $ (0.402)     $(0.810)   $ (0.810)    $(0.805)    $ (0.919)    $ (1.007)
In excess of net investment income                               --           --          --      (0.031)      (0.006)          --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions                                        $ (0.402)     $(0.810)   $ (0.810)    $(0.836)    $ (0.925)    $ (1.007)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period                            $ 10.570      $10.680    $ 11.020     $10.420     $ 11.480     $ 11.380
------------------------------------------------------------------------------------------------------------------------------------

Total Return (1)                                               2.80%        4.52%      13.97%      (2.03)%       9.26%        5.29%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                    $285,233      $302,963   $359,738     $386,186    $503,150     $468,960
Ratio of expenses to average net assets (2)                    1.25%+        1.17%      1.18%        1.18%       1.14%        1.12%
Ratio of net investment income to average net assets           7.69%+        7.59%      7.53%        7.70%       7.86%        8.52%
Portfolio turnover (3)                                           --            --         --          --           52%          26%
------------------------------------------------------------------------------------------------------------------------------------

+   Annualized.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

(2) Includes the Fund's share of the Portfolio's allocated expenses.

(3) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                      See notes to financial statements

EV Traditional Government Obligations Fund as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    EV Traditional Government Obligations Fund (the Fund) is a diversified entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a series of Eaton Vance Mutual Funds Trust (formerly the Eaton Vance Government Obligtions Trust). The Fund invests all of its investable assets in interests in the Government Obligations Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (66.6% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, options and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $42,090,122 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers will expire on December 31, 1997 ($4,277,560), December 31, 1998 ($6,941,299),


    December 31, 1999 ($1,545,746), December 31, 2000 ($5,952,987), December 31,
    2002 ($14,269,677), December 31, 2003 ($2,262,938), December 31, 2004
    ($6,839,915).

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce each Fund's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

    E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    F Interim Financial Information -- The interim financial statements relating to June 30, 1997 and the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are

EV Traditional Government Obligations Fund as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)CONT'D


    classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                        Six Months Ended
                                        June 30, 1997       Year Ended
                                        (Unaudited)         December 31, 1996
--------------------------------------------------------------------------------
    Sales                                    4,130,530           1,855,497

    Issued to shareholders electing to
     receive payments of distributions
     in Trust shares                           479,532           1,112,439

    Redemptions                             (5,995,181)         (7,221,418)
--------------------------------------------------------------------------------
    Net increase (decrease)                 (1,385,119)         (4,253,482)
--------------------------------------------------------------------------------

4   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1997, aggregated $44,276,034 and $71,116,471, respectively.

5   Transactions with Affiliates
    ----------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Fund and Portfolio are officers and trustees of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR.

6   Service Plan
    ----------------------------------------------------------------------------
    The Fund has adopted a Service Plan on July 7, 1993 designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers Inc. The Service Plan replaced the Fund's distribution plan which became effective on July 9, 1984. The Service Plan provides that the Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc., a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have implemented the Service Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least twelve months. Such payments are made for personal services and/or the maintenance of shareholder accounts. Provision for service fee payments amounted to $357,307 for the six months ended June 30, 1997.

Government Obligations Portfolio  as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Mortgage Pass-Throughs -- 93.5%

                                                 Principal
                                                 Amount
                                                 (000's omitted) Value
---------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   4.50%, with maturity at 2000                  $    13      $      12,637
   4.75%, with various maturities to 2002             32             31,193
   5.00%, with various maturities to 2003            425            414,446
   5.25%, with various maturities to 2005            224            217,465
   5.50%, with various maturities to 2011            852            831,565
   5.75%, with maturity at 1998                       10             10,265
   6.00%, with various maturities to 2022          2,651          2,607,163
   6.25%, with various maturities to 2013            690            679,971
   6.50%, with various maturities to 2022          8,482          8,423,678
   6.75%, with various maturities to 2011          7,017          6,997,732
   7.00%, with various maturities to 2019         11,467         11,489,469
   7.25%, with maturity at 2003                    1,261          1,267,671
   7.50%, with various maturities to 2020         15,747         15,943,168
   7.75%, with various maturities to 2018          3,286          3,339,433
   8.00%, with various maturities to 2026         20,836         21,379,026
   8.25%, with various maturities to 2011         11,701         12,073,907
   8.50%, with various maturities to 2024         22,729         23,650,174
   8.75%, with various maturities to 2014          2,905          3,022,764
   9.00%, with various maturities to 2020          9,003          9,528,889
   9.25%, with various maturities to 2010          2,891          3,053,102
   9.50%, with various maturities to 2016          1,046          1,109,069
   10.00%, with various maturities to 2017           241            261,242
   11.00%, with various maturities to 2019         2,078          2,328,397
   12.00%, with various maturities to 2019         1,717          1,972,192
   12.25%, with various maturities to 2019         3,176          3,667,119
   12.50%, with various maturities to 2019         9,400         10,917,804
   12.75%, with various maturities to 2015         1,312          1,528,041
   13.00%, with various maturities to 2019         3,730          4,392,538
   13.25%, with various maturities to 2019           371            439,958
   13.50%, with various maturities to 2015         4,501          5,282,284
   13.75%, with various maturities to 2014            50             58,662
   14.00%, with various maturities to 2016         2,316          2,754,748
   14.50%, with various maturities to 2014           224            268,284
   14.75%, with maturity at 2010                     779            929,820
   15.00%, with various maturities to 2013           912          1,117,911
   15.25%, with maturity at 2012                     145            180,007
   15.50%, with various maturities to 2012           190            232,340
   16.00%, with various maturities to 2012           138            172,277
   16.25%, with various maturities to 2012           217            271,629
---------------------------------------------------------------------------
                                                              $ 162,858,040
---------------------------------------------------------------------------
Federal National Mortgage Assn.:

   0.25%, with maturity at 2014                  $   182      $     153,729
   3.50%, with maturity at 2007                      121            112,133
   4.50%, with maturity at 1999                        4              4,405
   5.00%, with various maturities to 2017            718            691,166
   5.25%, with various maturities to 2006        $   167      $     159,961
   5.50%, with various maturities to 2006            436            425,991
   5.75%, with maturity at 2003                      115            113,016
   6.00%, with various maturities to 2010         16,274         15,982,596
   6.25%, with various maturities to 2007            466            459,021
   6.50%, with various maturities to 2017          1,232          1,217,448
   6.75%, with various maturities to 2007            919            915,038
   7.00%, with various maturities to 2018          5,989          5,992,597
   7.25%, with various maturities to 2017          1,733          1,746,985
   7.50%, with various maturities to 2020         11,358         11,518,152
   7.75%, with various maturities to 2008          1,276          1,300,410
   8.00%, with various maturities to 2019         32,032         32,932,507
   8.25%, with various maturities to 2020         11,056         11,414,451
   8.50%, with various maturities to 2020         17,199         17,887,057
   8.75%, with various maturities to 2017          1,262          1,316,904
   9.00%, with various maturities to 2020          8,111          8,576,712
   9.25%, with various maturities to 2016          3,911          4,150,968
   9.50%, with maturity at 2009                      229            245,909
   9.75%, with maturity at 2019                      352            384,853
   11.00%, with maturity at 2010                      37             41,086
   11.75%, with various maturities to 2015         1,939          2,228,340
   12.00%, with various maturities to 2020         7,159          8,236,538
   12.25%, with various maturities to 2015         3,234          3,770,118
   12.50%, with various maturities to 2021        11,793         13,764,056
   12.75%, with various maturities to 2014         1,585          1,861,132
   13.00%, with various maturities to 2019        11,533         13,748,527
   13.25%, with various maturities to 2015         2,014          2,386,684
   13.50%, with various maturities to 2015         4,416          5,292,205
   13.75%, with various maturities to 2014           161            192,954
   14.00%, with various maturities to 2014           684            821,469
   14.25%, with various maturities to 2014           293            357,819
   14.50%, with various maturities to 2014           224            271,903
   14.75%, with various maturities to 2012         3,729          4,605,602
   15.00%, with various maturities to 2013         2,954          3,669,819
   15.50%, with various maturities to 2012           894          1,112,763
   15.75%, with maturity at 2011                      27             34,511
   16.00%, with various maturities to 2012           330            414,700
---------------------------------------------------------------------------
                                                              $ 180,512,235
---------------------------------------------------------------------------
Government National Mortgage Assn.:
   5.50%, with maturity at 1999                  $    13      $      13,299
   6.50%, with various maturities to 2002            463            461,298
   7.25%, with various maturities to 2022          3,839          3,889,390
   7.50%, with maturity at 2017                      973            998,937
   8.00%, with various maturities to 2017         19,812         20,477,595
   8.25%, with various maturities to 2008            479            497,455
   8.50%, with various maturities to 2018          1,598          1,685,909
   9.00%, with various maturities to 2016          5,099          5,423,565
   11.50%, with maturity at 2013                     339            387,665
   12.00%, with various maturities to 2015         3,360          3,896,870

                       See notes of financial statement

Government Obligations Portfolio  as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                                Principal
                                                Amount
                                                (000's omitted)   Value
--------------------------------------------------------------------------------
   12.50%, with various maturities to 2015       $1,797           $ 2,118,173
   13.00%, with various maturities to 2014        1,134             1,351,592
   13.50%, with various maturities to 2013          278               332,915
   14.00%, with various maturities to 2015          161               196,731
   14.50%, with various maturities to 2014          451               556,711
   15.00%, with various maturities to 2013          632               790,796
   16.00%, with various maturities to 2012          367               470,240
--------------------------------------------------------------------------------
                                                                  $43,549,141
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mtg. Corp.
      Series 1188-GC, 7.5%, due 2019
      Collateral 100% FHLMC PC                  $10,000           $10,110,930

   Federal Home Loan Mtg. Corp.
      Series B Class 3, 12.5%, due 2013
      Collateral 100% FHLMC PC                      180               206,138

   Federal National Mtg. Association
      Series 93-73E, 6.35%, due 2019
      Collateral 100% FNMA MBS                    3,000             2,933,904

   Salomon Brothers Mortgage Securities II, Inc.:
      11.50%, with maturity at 2015               1,404             1,542,031
--------------------------------------------------------------------------------
                                                                  $14,793,003
--------------------------------------------------------------------------------

Total Mortgage Pass-Throughs
    (identified cost, $398,405,795)                              $401,712,419
--------------------------------------------------------------------------------

U.S. Treasury Obligations -- 17.8%

                                                Principal
                                                Amount
                                                (000's omitted)   Value
--------------------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23+            $ 6,000           $ 6,192,186
U.S. Treasury Bond, 12.000%, 8/15/13++           50,000            70,445,300
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations
    (identified cost, $67,368,568)                                $76,637,486
--------------------------------------------------------------------------------

Short-Term Investments-- 1.0%

                                                Principal
                                                Amount
                                                (000's omitted)   Value
--------------------------------------------------------------------------------
Banque National de Paris Euro Time-deposit
Cayman Island, 5.750%, 7/01/97                  $ 4,200          $  4,200,000
--------------------------------------------------------------------------------

Total Short-Term Investments
    (identified cost, $4,200,000)                                $  4,200,000
--------------------------------------------------------------------------------

Total Investments -- 112.3%
    (identified cost $469,974,363)                               $482,549,905
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (12.3)%                        $(52,784,637)
--------------------------------------------------------------------------------

Net Assets -- 100%                                               $429,765,268
--------------------------------------------------------------------------------

+   Security has been pledged as collateral for futures contracts.
++  Security has been pledged as collateral for securities lending.

                       See notes to financial statements

Government Obligations Portfolio as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1997

Assets
-------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $469,974,363)                    $482,549,905
Cash                                                         71,452
Receivable for Investments sold                             927,067
Interest receivable                                       5,625,320
Receivable for variation margin on open
    financial futures contracts (Note 1G)                   249,996
Deferred organization expenses (Note 1H)                      5,062
-------------------------------------------------------------------------------
Total assets                                           $489,428,802
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Liability for collateral received for
    securities loaned (Note 5)                         $ 59,619,200
Payable to affiliate -
    Trustees' fees                                            4,948
Accrued expenses                                             39,386
-------------------------------------------------------------------------------
Total liabilities                                      $ 59,663,534
-------------------------------------------------------------------------------
Net Assets applicable to investors' interest           $429,765,268
    in Portfolio
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                        $418,203,460
Net unrealized appreciation of investments
    (computed on the basis of identified cost)           11,561,808
-------------------------------------------------------------------------------
Total                                                  $429,765,268
-------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
June 30, 1997
Investment Income
-------------------------------------------------------------------------------
Interest Income                                        $ 19,517,411
-------------------------------------------------------------------------------
Total income                                           $ 19,517,411
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment adviser fee (Note 3)                        $  1,658,818
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 3)                9,818
Custodian fee                                               103,395
Legal and accounting services                                18,674
Amortization of organization expenses (Note 1H)               1,890
Miscellaneous                                                34,028
-------------------------------------------------------------------------------
Total expenses                                         $  1,826,623
-------------------------------------------------------------------------------

Net investment income                                  $ 17,690,788
-------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)    $ (2,125,932)
    Financial futures contracts                           1,938,263
-------------------------------------------------------------------------------
Net realized loss on investments                       $   (187,669)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                $ (2,633,804)
    Financial futures contracts                          (1,888,943)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)   $ (4,522,747)
-------------------------------------------------------------------------------

Net realized and unrealized loss on investments        $ (4,710,416)
-------------------------------------------------------------------------------

Net increase in net assets from operations             $ 12,980,372
-------------------------------------------------------------------------------

                       See Notes to financial statements

Government Obligations Portfolio  as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                           Six Months Ended
Increase (Decrease)                        June 30, 1997     Year Ended
in Net Assets                              (Unaudited)       December 31, 1996
------------------------------------------------------------------------------
From operations --
    Net investment income                  $   17,690,788    $    37,858,369
    Net realized loss on investments             (187,669)        (5,404,267)
    Net change in unrealized
       appreciation (depreciation)             (4,522,747)       (10,812,405)
-------------------------------------------------------------------------------

Net increase in net assets
    from operations                        $   12,980,372    $    21,641,697
-------------------------------------------------------------------------------
Capital transactions --
    Contributions                          $   77,668,092    $    66,333,513
    Withdrawals                              (116,405,744)      (154,241,567)
-------------------------------------------------------------------------------

Net decrease in net assets from
    capital transactions                   $  (38,737,652)   $   (87,908,054)
-------------------------------------------------------------------------------


Net decrease in net assets                 $  (25,757,280)   $   (66,266,357)
-------------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $455,522,548       $521,788,905
-------------------------------------------------------------------------------
At end of period                             $429,765,268       $455,522,548
-------------------------------------------------------------------------------


                      See notes for Financial statements

Government Obligations Portfolio as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                              SIX MONTHS ENDED
                                                              JUNE 30, 1997                 YEAR ENDED DECEMBER 31,
                                                                                ---------------------------------------------------
                                                              (UNAUDITED)         1996         1995          1994         1993*
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                             0.83%+         0.83%        0.84%         0.81%         0.87%+
Net investment income                                                8.07%+         7.88%        7.82%         8.03%         8.46%+

Portfolio Turnover                                                      4%            11%          19%           35%           42%
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000s omitted)                         $429,765       $455,523     $521,789      $515,670      $537,297
-----------------------------------------------------------------------------------------------------------------------------------

* For the period from the start of business, October 28, 1993, to December 31, 1993.

+   Annualized.

                       See notes to financial statements

Government Obligations Portfolio  as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Mortgage backed, "pass-through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments, and interest rates. Debt securities (other than mortgage backed, "pass-through" securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

    B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

    C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

    D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    E Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

    F Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note IC, and unrealized gains or losses are recognized on a daily basis.

    G Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

    If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note IC, and unrealized gains or losses are recognized on a daily basis.

    H Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the statement of operations.

    J Other -- Investment transactions are accounted for on the date the investments are purchased or sold.

    K Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    L Interim Financial Information -- The interim financial statements relating to June 30, 1997 and the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Purchases and Sales of Investments
    ----------------------------------------------------------------------------
    Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $19,589,772, $4,035,404 and $41,353,683, respectively.

3   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee, computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. For the six months ended June 30, 1997, the fee was equivalent to 0.75% (annualized) of the Portfolio's average net assets for such period and amounted to $1,658,818. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1997, no significant amounts have been deferred.

Government Obligations Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) Cont'd


4   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The average daily loan balance was $361,685 and the average interest rate was 4.2%. The maximum borrowing outstanding at any time during the six months ended June 30, 1997 was $3,621,000.

5   Securities Lending Agreement
    ----------------------------------------------------------------------------
    The Portfolio has established a securities lending agreement with a broker in which the Portfolio lends portfolio securities to the broker in exchange for collateral consisting of either cash or U.S. government securities. Under the agreement, the Portfolio continues to earn interest on the securities loaned. If the collateral received is U.S. government securities, the Portfolio will also receive from the broker an additional loan premium fee computed as a varying percentage of the market value of the securities loaned. If the collateral received is cash, the Portfolio may invest the cash and receive any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The Portfolio did not receive any loan premium fee during the six months ended June 30, 1997. The loan rebate fee paid by the Fund offsets a portion of the interest income received. At June 30, 1997, the value of the securities loaned and the value of the collateral amounted to $56,356,240 and $59,619,200, respectively.

6   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investment securities owned at June 30, 1997, as computed on a federal income tax basis, were as follows:

         Aggregate cost                                 $ 480,811,297
        --------------------------------------------------------------

         Gross unrealized appreciation                  $   6,576,758

         Gross unrealized depreciation                     (4,838,150)
        --------------------------------------------------------------

         Net unrealized appreciation                    $   1,738,608
        --------------------------------------------------------------

7   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at June 30, 1997 is as follows:

    Futures Contracts
    ----------------------------------------------------------------------------

    Expiration                                             Net Unrealized
    Date           Contracts                  Position     Depreciation
    ----------------------------------------------------------------------------
    9/97           1000 U.S. Treasury Five
                   Year Note Futures          Short        $ (1,013,734)

    ----------------------------------------------------------------------------

                                                           $ (1,013,734)
    ----------------------------------------------------------------------------

    At June 30, 1997, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

EV Traditional Government Obligations Fund as of June 30, 1997

INVESTMENT MANAGEMENT

EV Traditional Government Obligations Fund

                Officers                          Independent Trustees
                M. Dozier Gardner                 Donald R. Dwight
                President                         President, Dwight Partners,
                                                  Inc,
                                                  Chairman, Newspapers of New
                                                  England, Inc.

                James B, Hawkes
                Vice President and Trustee        Samuel L. Hayes, III
                                                  Jacob H. Schiff Professor of
                                                  Investment
                William H. Abern, Jr.             Banking, Harvard University
                                                  Graduate School of
                Vice President                    Business Administration

                Michael B. Terry                  Norton H. Reamer
                Vice President                    President and Director,
                                                  United Asset
                                                  Management Corporation

                James L. O'Connor                 John L. Thorndike
                Treasurer                         Formerly Director, Fiduciary
                                                  Company Incorporated

                Alan R. Dynner                    Jack L. Treynor
                Secretary                         Investment Adviser and
                                                  Consultant

Government Obligations Portfolio

                Officers                          Independent Trustees
                M. Dozier Gardner                 Donald R. Dwight
                President                         President, Dwight Partners,
                                                  Inc.
                                                  Chairman, Newspapers of New
                                                  England, Inc.
                James B. Hawkes
                Vice President and Trustee        Samuel L. Hayes, III
                                                  Jacob H. Schiff Professor of
                                                  Investment
                Susan Schiff                      Banking, Harvard University
                                                  Graduate School of
                Vice President and                Business Administration
                Portfolio Manager
                                                  Norton H. Reamer
                Mark S. Venezia                   President and Director,
                                                  United Asset
                Vice President                    Management Corporation

                James L. O'Connor                 John L. Thorndike
                Treasurer                         Formerly Director, Fiduciary
                                                  Company Incorporated

                Alan R. Dynner                    Jack L. Treynor
                Secretary                         Investment Adviser and
                                                  Consultant

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

                      THIS PAGE INTENTIONALLY LEFT BLANK

                      THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser of
Government Obligations Portfolio
Boston Management and Research
24 Federal Street
Boston, MA02110


Administrator of EV Traditional
Government Obligations Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123








EV Traditional Government
Obligations Fund
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    T-GOSRC-8/97